Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Finite-Lived Intangible Assets, Computer Software
Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	October 2, 2015	April 3, 2015
Purchased software	$36,953	$30,864
Internally developed software for external use	3,231	2,950
Internally developed software for internal use	1,300	1,447
Total software	$41,484	$35,261
A summary of amortizable intangible assets is as follows:

	As of
	October 2, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(112,747)	$17,403
Other intangible assets	53,550	(45,088)	8,462
Software	120,644	(79,160)	41,484
Total intangible assets	$304,344	$(236,995)	$67,349

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Purchased software	$30,864	$35,302
Internally developed software for external use	2,950	7,639
Internally developed software for internal use	1,447	1,741
Total software	$35,261	$44,682
A summary of amortizing intangible assets is as follows:

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

	As of
	March 28, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$129,290	$(112,936)	$16,354
Other intangible assets	54,975	(30,213)	24,762
Software	112,427	(67,745)	44,682
Total intangible assets	$296,692	$(210,894)	$85,798